Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
The Company has evaluated events through March 24, 2023, which is the date these Consolidated Financial Statements were issued.

In early March, several regional US banks were taken over by federal regulators with the Federal Deposit Insurance Corporation ("FDIC") being named the receiver. These bank failures raised concern among investors and depositors regarding the solvency and liquidity of regional banks across the country, leading to increased stress on the banking sector. In response, the FDIC invoked a systemic risk exception allowing the government to ensure repayment of all amounts on deposit at the failed banks. We continue to monitor and analyze the ongoing situation in the banking sector. The Company has diversified and high-quality investments in its General Account and can confirm direct exposure to Silvergate Bank, Silicon Valley Bank ("SVB"), Signature Bank, First Republic Bank, and Credit Suisse is not significant to our shareholder's equity position and is of minimal concern.